Reverse Merger	9 Months Ended
Sep. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Reverse Merger	Reverse Merger
As discussed within the Reverse Merger and Pre-Closing Financing section in Note 1, Organization and Description of Business, on December 18, 2023 the reverse merger between Neoleukin, Merger Sub, and Neurogene OpCo was consummated. Pursuant to the Merger Agreement, upon Closing, Merger Sub merged with and into Neurogene OpCo, with Neurogene OpCo surviving as a wholly owned subsidiary and surviving corporation of the merger. In connection with the completion of the reverse merger, the Company changed its name from “Neoleukin Therapeutics, Inc.” to “Neurogene Inc.,” and the business conducted by the Company became primarily the business conducted by Neurogene OpCo. The reverse merger was contemplated and consummated, along with the Pre-Closing Financing, to generate capital resources to support the advancement of the Company’s pipeline and future operations.
As further discussed in Note 1, Organization and Description of Business, the reverse merger was accounted for as a reverse asset acquisition pursuant to ASC 805, Business Combinations as Neoleukin did not meet the definition of a business under ASC 805 but it did represent a group of assets. Therefore, the transaction was treated as the equivalent of Neurogene issuing stock to acquire the net assets of Neoleukin. In accordance with the relative fair value allocation guidance in ASC 805, to account for the reverse merger, the Company allocated the difference between the total consideration transferred and the fair value of the net assets acquired to Neoleukin’s non-monetary assets on a pro rata basis. As the fair value of Neoleukin’s net assets acquired at Closing exceeded the total consideration transferred after the fair value allocation, (i) $1.3 million of the difference was recorded as a contingent consideration liability on the Company’s consolidated balance sheet for payments that are probable and estimable under the CVR Agreement and (ii) the remaining $16.4 million was recognized as a bargain purchase gain in the Company’s consolidated statement of operations.
The following table summarizes the final purchase price paid in the reverse merger along with the fair value allocation (in thousands, except share and per share amounts):

Calculation of total purchase price:
Number of common shares and pre-funded warrants of the combined company owned by Neoleukin stockholders (1)	2,777,017
Multiplied by the fair value per share of Neoleukin common stock (2)	$13.76
Fair value of Neoleukin common stock issued (2)	$38,212
Transaction costs (6)	4,140
Contingent consideration liability (3)	1,287
Total purchase price	$43,639

Fair value of Neoleukin net assets acquired at Closing and fair value allocation:
Monetary assets acquired (4)	$76,906
Liabilities assumed (5)	(21,052)
Fair value of net assets acquired	$55,854
Less: total consideration transferred	(38,212)
Excess of fair value of monetary assets acquired over total consideration transferred	$17,642
Fair value allocated to contingent consideration liability (3)	1,287
Fair value allocated to bargain purchase gain	16,355
Total fair value allocated	$17,642

Reconciliation of allocation to purchase price:
Fair value of monetary assets acquired (4)	$76,906
Transaction costs (6)	4,140
Neoleukin liabilities assumed (5)	(21,052)
Fair value allocated to bargain purchase gain	(16,355)
Total purchase price	$43,639
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(1)The number of shares is based on a total 2,351,030 shares of Neoleukin common stock and 425,987 pre-funded warrants outstanding as of December 18, 2023.
(2)The fair value of Neoleukin common stock (also referred to in discussions herein as “total consideration transferred”) was determined using the closing price of Neoleukin’s common stock on December 15, 2023, after giving effect to the Reverse Stock Split. As discussed in Note 3, Summary of Significant Accounting Policies, Neoleukin’s stock price is measured using Level 1 fair value measurements.
(3)Refer to Note 10, Commitments and Contingencies, for further discussion on the contingent consideration liability.
(4)In accordance with the guidance in ASC 805, Business Combinations, the fair value of the net assets acquired was allocated to any non-monetary assets on a pro rata basis. As such, the assets acquired only include cash, cash equivalents and restricted cash of $22.2 million, short-term investments of $53.9 million, and other immaterial monetary assets of $0.8 million.
(5)Included in Neoleukin liabilities assumed is (i) $10.9 million in lease liabilities, (ii) $3.8 million in accrued payroll and $6.3 million in other accrued costs and accounts payable. For the lease liabilities, the Company utilized judgment in estimating the IBR used in determining the fair value of the leases upon Closing.
(6)As indicated in ASC 805 regarding asset purchases, the accounting acquirer’s transaction costs incurred directly related to the asset purchase should be included in the consideration to acquire the assets. These costs were initially recorded as deferred financing costs and then reclassified to offset to equity upon Closing.